Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Deposits [Abstract]
Deposits
Following is a summary of deposits at December 31:

	2024	2023
Noninterest-bearing deposits	$322,383	$322,222

Interest-bearing deposits:
NOW accounts	272,941	170,422
Savings and Money Market	285,966	255,369
Time deposits of $250 or less	311,972	301,323
Time deposits of more than $250	81,916	77,800
Total time deposits	393,888	379,123
Total interest-bearing deposits	952,795	804,914

Total deposits	$1,275,178	$1,127,136

Maturities of Time Deposits	Following is a summary of total time deposits by remaining maturity at December 31, 2024:
2025	$333,932
2026	53,682
2027	4,516
2028	1,263
2029	362
Thereafter	133
Total	$393,888